Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2023
Finance Income And Costs [Abstract]
Summary of Finance Income and Costs

	2023	2022	2021
	(in € millions)
Finance income
Fair value movements on derivative liabilities (Note 23)	5	71	53
Fair value movements on Exchangeable Notes (Note 23)	—	159	117
Interest income	131	47	11
Other financial income	11	13	6
Foreign exchange gains	14	131	59
Total	161	421	246
Finance costs
Fair value movements on derivative liabilities (Note 23)	(7)	—	(5)
Fair value movements on Exchangeable Notes (Note 23)	(98)	(15)	(5)
Interest expense on lease liabilities	(38)	(41)	(40)
Interest, bank fees and other costs	(11)	(17)	(11)
Transaction costs in relation to issuance of Exchangeable Notes	—	—	(18)
Foreign exchange losses	(66)	(59)	(12)
Total	(220)	(132)	(91)